Note 16 - Income Taxes (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Operating Loss Carryforwards	$ 34,600,000
Valuation Allowance, Deferred Tax Asset, Change in Amount	546,000	1,400,000
vFinance Investments [Member]
Operating Loss Carryforwards	$ 12,000,000